Derivative Instruments And Hedging Activities (Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014	May 26, 2013
Derivative contracts designated as hedging instruments: | Commodities
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	$ 0.9	$ 18.2
Derivative contracts designated as hedging instruments: | Foreign currency
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	0.3	20.3
Derivative contracts designated as hedging instruments: | Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	200.0	100.0
Derivative contracts designated as hedging instruments: | Equity forwards
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	20.6	24.9
Derivative contracts not designated as hedging instruments: | Commodities
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	0	0.6
Derivative contracts not designated as hedging instruments: | Equity forwards
Derivatives, Fair Value [Line Items]
Notional amount of derivatives	$ 47.4	$ 49.1